INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards			$ 14,131,281
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration			11,403,417
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration			2,727,864
Income Tax Expense (Benefit)	$ 0	$ 0	$ 433	$ 0
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%	(0.10%)	0.00%
State and Local Jurisdiction [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards			$ 6,785,450
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration			4,659,523
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration			$ 2,125,927